OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	24. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	Group
	2025	2024
	£m	£m
Structured Notes Programmes	331	355
Structured deposits	824	605
Zero Amortising Guaranteed Notes	95	95
	1,250	1,055
At 31 December 2025, other financial liabilities at fair value through profit or loss included amounts due to Banco Santander group entities of £16m (2024: £18m).
For the Santander UK group 2025 and 2024 all the other financial liabilities were designated at FVTPL.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £1m (2024: £17m loss, 2023: £21m loss). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2025 was £5m (2024: £4m loss, 2023: £6m loss).
At 31 December 2025, the amount that would be required to be contractually paid at maturity of the securities above was £35m (2024: £76m) below the carrying value.